Note 4 - Segmental Financial Information (Tables)	6 Months Ended
Jun. 30, 2024
Notes Tables
Schedule of Segment Reporting Information, by Segment [Table Text Block]
For the six-month period ended June 30, 2024
	Container vessels segment	Dry bulk vessels segment	CBI	NML	Other	Eliminations	Total
Voyage revenue	$427,323	$86,297	$434,035	$-	$-	$-	$947,655
Intersegment voyage revenue	-	11,139	-	-	-	(11,139)	-
Voyage revenue -related parties	-	-	31,776	-	-	-	31,776
Income from investment in leaseback vessels	-	-	-	11,419	-	-	11,419
Net Income/ (Loss) for the period	$195,840	$7,193	$(3,694)	$5,947	$261	$-	$205,547
For the six-month period ended June 30, 2023
	Container vessels segment	Dry bulk vessels segment	CBI	NML	Other	Eliminations	Total
Voyage revenue	$406,917	$74,347	$133,448	$-	$-	$-	$614,712
Intersegment voyage revenue	-	3,079	-	-	-	(3,079)	-
Income from investment in leaseback vessels	-	-	-	1,477	-	-	1,477
Net Income/ (Loss) for the period	$306,067	$(31,715)	$(57,516)	$571	$(1,149)	$-	$216,258
As of June 30, 2024
	Container vessels segment	Dry bulk vessels segment	CBI	NML	Other	Eliminations	Total
Total Assets	$3,103,963	$703,675	$453,963	$350,537	$783,142	$(39,651)	$5,355,629

As of December 31, 2023
	Container vessels segment	Dry bulk vessels segment	CBI	NML	Other	Eliminations	Total
Total Assets	$3,153,806	$734,817	$455,568	$238,667	$707,284	$(3,120)	$5,287,022